CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Revenues
Software	$ 136	$ 187	$ 291
Wireless system solution	8,683	5,999	11,271
- Related party	0	0	192
-Third Party	8,683	5,999	11,079
Total revenues	8,819	6,186	11,562
Cost of sales
Software	61	103	568
Wireless system solution	5,557	4,119	9,976
- Related party	0	0	127
-Third Party	5,557	4,119	9,849
Total cost of sales	5,618	4,222	10,544
Gross profit	3,201	1,964	1,018
Operating expenses
Selling and marketing expenses	153	364	557
General and administrative expenses	3,355	1,940	2,805
Research and development expenses	288	202	249
Total operating expenses	3,796	2,506	3,611
Income from operations	(595)	(542)	(2,593)
Other income (expense)
Interest income	29	32	79
Loss of net investment in sales-type leases	0	0	(1,443)
Other income (expense), net	1,593	509	(1,176)
- Related party	45	44	44
-Third Party	1,548	465	(1,220)
Total other income (expense), net	1,622	541	(2,540)
Income (loss) before income tax expenses	1,027	(1)	(5,133)
Income tax expenses	0	0	0
Net income (loss)	1,027	(1)	(5,133)
Other comprehensive income (expense)
Foreign currency translation gain (loss)	(686)	(38)	616
Comprehensive income (loss)	$ 341	$ (39)	$ (4,517)
Earnings (loss) per ordinary share:
Basic and Diluted (in dollars per share)	$ 0.73	$ (0.00)	$ (3.65)
Weighted average number of ordinary shares outstanding Basic and Diluted (in shares)	1,405,000	1,405,000	1,405,000